General and administrative expenses	6 Months Ended
Jun. 30, 2019
General and Administrative Expenses [Abstract]
General and administrative expenses

12.           General and administrative expenses

	Three months ended		Six months ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Rent	$73,609	$85,919	$195,484	$173,041
Office expenses	417,795	139,362	774,339	376,312
Legal and professional	316,179	244,194	821,702	509,163
Consulting fees	402,027	230,831	838,603	374,096
Investor relations	62,171	72,325	208,702	162,383
Salaries	319,882	161,625	665,508	314,478
	$1,591,663	$934,256	$3,504,338	$1,909,473